Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Receivables [Abstract]
Summary of Accounts Receivable

Accounts receivable at March 31, 2015 and September 30, 2014 consisted of the following:

	March 31, 2015	September 30, 2014
	(In thousands)
Billed receivables	$98,791	$105,229
Unbilled receivables:
Amounts billable after the balance sheet date	37,963	36,691
Revenues recorded in excess of milestone billings on fixed price contracts	2,591	2,813
Revenues recorded in excess of estimated contract value or funding	9,547	14,652
Retainages and other amounts billable upon contract completion	13,323	16,034
Allowance for doubtful accounts	(3,830)	(3,924)

Total Accounts Receivable	$158,385	$171,495

Accounts receivable at September 30 consisted of the following:

	September 30,
	2014	2013
	(In thousands)
Billed receivables and amounts billable as of the balance sheet date	$105,229	$102,211
Unbilled receivables:
Amounts billable after the balance sheet date	36,691	36,693
Revenues recorded in excess of milestone billings on fixed price contracts	2,813	3,289
Revenues recorded in excess of estimated contract value or funding	14,652	14,605
Retainages and other amounts billable upon contract completion	16,034	19,557
Allowance for doubtful accounts	(3,924)	(3,751)

Total Accounts Receivable	$171,495	$172,604